CONTRACTUAL OBLIGATIONS (Details) $ in Thousands	Dec. 31, 2018 ARS ($) $ / $
Contractual commitments [abstract]
Financial indebtedness	$ 27,120,439	[1]
Purchase obligations	4,836,612	[2]
Financial Leases	2,199,572
Total	$ 34,156,623
Exchange rate (in Ps. per dollars) | $ / $	37.7
Due Less than One Year [Member]
Contractual commitments [abstract]
Financial indebtedness	$ 0	[1]
Purchase obligations	0	[2]
Financial Leases	56,892
Total	56,892
Less than One year [Member]
Contractual commitments [abstract]
Financial indebtedness	1,272,376	[1]
Purchase obligations	3,396,343	[2]
Financial Leases	281,995
Total	4,950,714
1-2 Years [Member]
Contractual commitments [abstract]
Financial indebtedness	3,817,125	[1]
Purchase obligations	1,440,269	[2]
Financial Leases	564,068
Total	5,821,462
3-5 Years [Member]
Contractual commitments [abstract]
Financial indebtedness	2,544,750	[1]
Purchase obligations	0	[2]
Financial Leases	564,050
Total	3,108,800
More than 5 Years [Member]
Contractual commitments [abstract]
Financial indebtedness	19,486,188	[1]
Purchase obligations	0	[2]
Financial Leases	732,567
Total	$ 20,218,755

[1]	Corresponds to the cancellation of principal and interest of the financial indebtedness. For further information, see Note 13.
[2]	Corresponds to purchase of natural gas contracts for the processing of liquids.